AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 95.9%
Common Stocks — 94.4%
Aerospace & Defense — 3.7%
Aerojet Rocketdyne Holdings, Inc.*(a)	61,374	$2,567,274
Axon Enterprise, Inc.*(a)	65,998	4,670,678
BWX Technologies, Inc.	34,019	1,657,066
Curtiss-Wright Corp.	18,360	1,696,648
Mercury Systems, Inc.*	74,099	5,286,223
		15,877,889
Airlines — 0.2%
Azul SA (Brazil), ADR*(a)	93,240	950,116
Auto Components — 0.2%
Visteon Corp.*(a)	13,580	651,568
Automobiles — 0.3%
Thor Industries, Inc.(a)	28,075	1,184,203
Banks — 1.9%
First Busey Corp.	54,840	938,312
First Hawaiian, Inc.	66,066	1,092,071
Seacoast Banking Corp. of Florida*	57,471	1,052,294
Sterling Bancorp(a)	106,921	1,117,324
Synovus Financial Corp.	25,485	447,517
Triumph Bancorp, Inc.*	48,318	1,256,268
Western Alliance Bancorp	76,677	2,347,083
		8,250,869
Beverages — 0.3%
Boston Beer Co., Inc. (The) (Class A Stock)*	3,467	1,274,330
Biotechnology — 14.3%
ACADIA Pharmaceuticals, Inc.*(a)	28,221	1,192,337
Acceleron Pharma, Inc.*	20,623	1,853,389
Aimmune Therapeutics, Inc.*(a)	97,130	1,400,615
Akebia Therapeutics, Inc.*	60,278	456,907
Allakos, Inc.*(a)	20,672	919,697
Amicus Therapeutics, Inc.*	238,192	2,200,894
Apellis Pharmaceuticals, Inc.*	118,621	3,177,857
Arena Pharmaceuticals, Inc.*	73,592	3,090,864
Ascendis Pharma A/S (Denmark), ADR*	16,400	1,846,804
Assembly Biosciences, Inc.*	51,870	769,232
Biohaven Pharmaceutical Holding Co. Ltd.*(a)	29,176	992,859
Bluebird Bio, Inc.*	38,850	1,785,546
Blueprint Medicines Corp.*	51,880	3,033,942
Celyad SA (Belgium), ADR*(a)	43,575	318,533
Constellation Pharmaceuticals, Inc.*(a)	63,143	1,984,585
CytomX Therapeutics, Inc.*	135,820	1,041,739
Dicerna Pharmaceuticals, Inc.*	51,543	946,845
Epizyme, Inc.*(a)	117,310	1,819,478
Equillium, Inc.*(a)	90,690	245,770
Fate Therapeutics, Inc.*	125,190	2,780,470
G1 Therapeutics, Inc.*(a)	2,394	26,382
Global Blood Therapeutics, Inc.*(a)	26,129	1,334,931
Gossamer Bio, Inc.*(a)	72,260	733,439
Heron Therapeutics, Inc.*(a)	55,638	653,190
ImmunoGen, Inc.*(a)	89,749	306,044
Immunomedics, Inc.*(a)	106,100	1,430,228
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Iovance Biotherapeutics, Inc.*	166,039	$4,970,377
Karyopharm Therapeutics, Inc.*	46,483	892,938
Kodiak Sciences, Inc.*(a)	23,547	1,123,192
Kura Oncology, Inc.*(a)	118,170	1,175,792
Madrigal Pharmaceuticals, Inc.*(a)	10,019	668,868
Mirati Therapeutics, Inc.*(a)	35,647	2,740,185
Momenta Pharmaceuticals, Inc.*	57,140	1,554,208
Myovant Sciences Ltd.*	130,560	985,728
Principia Biopharma, Inc.*(a)	22,936	1,361,940
PTC Therapeutics, Inc.*	33,379	1,489,037
Radius Health, Inc.*	78,589	1,021,657
RAPT Therapeutics, Inc.*	39,513	840,442
REGENXBIO, Inc.*	22,912	741,891
Rhythm Pharmaceuticals, Inc.*(a)	53,339	811,820
Sage Therapeutics, Inc.*(a)	25,520	732,934
Turning Point Therapeutics, Inc.*(a)	23,963	1,070,188
Twist Bioscience Corp.*	33,080	1,011,586
Ultragenyx Pharmaceutical, Inc.*(a)	35,288	1,567,846
Y-mAbs Therapeutics, Inc.*(a)	45,131	1,177,919
		62,281,125
Building Products — 2.5%
American Woodmark Corp.*	18,568	846,144
Armstrong World Industries, Inc.	40,625	3,226,438
Patrick Industries, Inc.	45,914	1,292,938
Simpson Manufacturing Co., Inc.	26,830	1,662,923
Trex Co., Inc.*	49,710	3,983,759
		11,012,202
Capital Markets — 0.4%
Blucora, Inc.*	53,275	641,964
Stifel Financial Corp.	29,671	1,224,819
		1,866,783
Chemicals — 0.5%
Ingevity Corp.*	29,200	1,027,840
PolyOne Corp.	60,260	1,143,132
		2,170,972
Commercial Services & Supplies — 0.9%
Clean Harbors, Inc.*	31,170	1,600,268
MSA Safety, Inc.(a)	21,327	2,158,292
		3,758,560
Communications Equipment — 0.6%
Lumentum Holdings, Inc.*(a)	32,730	2,412,201
Consumer Finance — 1.3%
FirstCash, Inc.	28,160	2,020,198
LendingTree, Inc.*(a)	7,110	1,303,903
OneMain Holdings, Inc.	42,843	819,158
SLM Corp.	219,256	1,576,451
		5,719,710
Containers & Packaging — 0.4%
Graphic Packaging Holding Co.(a)	142,068	1,733,230
Distributors — 0.3%
Core-Mark Holding Co., Inc.	39,864	1,138,914
A1

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Consumer Services — 2.2%
Arco Platform Ltd. (Brazil) (Class A Stock)*(a)	79,360	$3,353,754
frontdoor, Inc.*	46,700	1,624,226
Regis Corp.*(a)	89,350	528,058
Strategic Education, Inc.	30,180	4,217,957
		9,723,995
Diversified Telecommunication Services — 1.3%
Bandwidth, Inc. (Class A Stock)*(a)	81,197	5,463,746
Electrical Equipment — 1.7%
AZZ, Inc.	20,468	575,560
EnerSys	28,693	1,420,878
Generac Holdings, Inc.*	57,706	5,376,468
		7,372,906
Electronic Equipment, Instruments & Components — 2.1%
CTS Corp.	62,965	1,567,199
Itron, Inc.*	85,521	4,774,637
Littelfuse, Inc.	10,747	1,433,865
Rogers Corp.*	12,327	1,163,915
		8,939,616
Energy Equipment & Services — 0.0%
Newpark Resources, Inc.*	150,340	134,855
Equity Real Estate Investment Trusts (REITs) — 1.8%
Columbia Property Trust, Inc.	74,521	931,513
CoreSite Realty Corp.	15,325	1,776,167
Corporate Office Properties Trust	56,792	1,256,807
Essential Properties Realty Trust, Inc.	59,783	780,766
Independence Realty Trust, Inc.	112,213	1,003,184
PS Business Parks, Inc.	14,756	1,999,733
		7,748,170
Food & Staples Retailing — 0.8%
BJ’s Wholesale Club Holdings, Inc.*	33,300	848,151
Casey’s General Stores, Inc.	6,656	881,853
Performance Food Group Co.*	75,769	1,873,010
		3,603,014
Food Products — 2.2%
Freshpet, Inc.*	32,758	2,092,253
Hostess Brands, Inc.*(a)	424,969	4,530,170
Simply Good Foods Co. (The)*	155,516	2,995,238
		9,617,661
Health Care Equipment & Supplies — 6.8%
AtriCure, Inc.*	51,396	1,726,392
Cardiovascular Systems, Inc.*	36,964	1,301,502
CryoPort, Inc.*(a)	108,560	1,853,119
Globus Medical, Inc. (Class A Stock)*	55,550	2,362,541
Haemonetics Corp.*	24,630	2,454,626
ICU Medical, Inc.*	3,684	743,321
Integer Holdings Corp.*	34,235	2,152,012
Integra LifeSciences Holdings Corp.*	39,631	1,770,317
iRhythm Technologies, Inc.*	48,409	3,938,072
Masimo Corp.*	16,520	2,926,022
Nevro Corp.*	26,120	2,611,478
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
NuVasive, Inc.*	18,806	$952,712
OraSure Technologies, Inc.*(a)	87,918	945,998
Silk Road Medical, Inc.*(a)	48,690	1,532,761
Tandem Diabetes Care, Inc.*(a)	34,523	2,221,555
		29,492,428
Health Care Providers & Services — 3.9%
Addus HomeCare Corp.*	17,784	1,202,199
Amedisys, Inc.*	7,980	1,464,649
Hanger, Inc.*	100,150	1,560,337
HealthEquity, Inc.*	36,840	1,863,736
LHC Group, Inc.*	51,721	7,251,284
Providence Service Corp. (The)*	23,156	1,270,801
R1 RCM, Inc.*	195,611	1,778,104
US Physical Therapy, Inc.	9,884	681,996
		17,073,106
Health Care Technology — 3.4%
Health Catalyst, Inc.*(a)	73,570	1,923,856
HMS Holdings Corp.*	88,274	2,230,684
Inspire Medical Systems, Inc.*	41,140	2,479,919
Omnicell, Inc.*	46,838	3,071,636
Teladoc Health, Inc.*(a)	31,204	4,836,932
		14,543,027
Hotels, Restaurants & Leisure — 1.9%
Dunkin’ Brands Group, Inc.(a)	19,507	1,035,822
Eldorado Resorts, Inc.*(a)	63,180	909,792
Marriott Vacations Worldwide Corp.	17,442	969,426
Planet Fitness, Inc. (Class A Stock)*	42,310	2,060,497
Wingstop, Inc.(a)	42,840	3,414,348
		8,389,885
Household Durables — 0.6%
Skyline Champion Corp.*	42,020	658,874
TopBuild Corp.*	29,910	2,142,752
		2,801,626
Insurance — 1.7%
eHealth, Inc.*	24,340	3,427,559
James River Group Holdings Ltd.	56,633	2,052,380
Kemper Corp.(a)	25,432	1,891,378
		7,371,317
Interactive Media & Services — 0.3%
Cargurus, Inc.*	36,815	697,276
QuinStreet, Inc.*	61,190	492,580
		1,189,856
IT Services — 4.2%
CACI International, Inc. (Class A Stock)*	9,654	2,038,442
Evo Payments, Inc. (Class A Stock)*	154,650	2,366,145
ExlService Holdings, Inc.*	23,866	1,241,748
LiveRamp Holdings, Inc.*(a)	101,105	3,328,377
Science Applications International Corp.(a)	52,472	3,915,985

A2

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Wix.com Ltd. (Israel)*(a)	35,610	$3,590,200
WNS Holdings Ltd. (India), ADR*(a)	45,157	1,940,848
		18,421,745
Leisure Products — 0.7%
American Outdoor Brands Corp.*	191,182	1,586,810
YETI Holdings, Inc.*(a)	64,315	1,255,429
		2,842,239
Life Sciences Tools & Services — 0.6%
NanoString Technologies, Inc.*	51,047	1,227,680
Repligen Corp.*	12,205	1,178,271
Syneos Health, Inc.*	2,640	104,069
		2,510,020
Machinery — 3.7%
Altra Industrial Motion Corp.	57,183	1,000,131
ESCO Technologies, Inc.	30,290	2,299,314
Evoqua Water Technologies Corp.*	116,630	1,307,422
ITT, Inc.	38,206	1,733,024
John Bean Technologies Corp.(a)	28,013	2,080,526
Rexnord Corp.	71,120	1,612,290
SPX Corp.*	47,040	1,535,386
SPX FLOW, Inc.*	38,194	1,085,473
Watts Water Technologies, Inc. (Class A Stock)	39,190	3,317,433
		15,970,999
Media — 0.3%
Cardlytics, Inc.*(a)	41,504	1,450,980
Oil, Gas & Consumable Fuels — 0.1%
Diamondback Energy, Inc.	22,983	602,155
Paper & Forest Products — 0.5%
Boise Cascade Co.	51,689	1,229,164
Louisiana-Pacific Corp.(a)	55,648	956,033
		2,185,197
Personal Products — 1.1%
BellRing Brands, Inc. (Class A Stock)*	221,823	3,782,082
elf Beauty, Inc.*(a)	120,820	1,188,869
		4,970,951
Pharmaceuticals — 1.5%
Aerie Pharmaceuticals, Inc.*(a)	34,181	461,443
GW Pharmaceuticals PLC (United Kingdom), ADR*(a)	15,480	1,355,584
MyoKardia, Inc.*	31,562	1,479,627
Reata Pharmaceuticals, Inc. (Class A Stock)*(a)	8,981	1,296,318
Revance Therapeutics, Inc.*(a)	64,959	961,393
Theravance Biopharma, Inc.*(a)	42,348	978,662
		6,533,027
Professional Services — 2.6%
ASGN, Inc.*	51,494	1,818,768
Exponent, Inc.	40,231	2,893,011
FTI Consulting, Inc.*	40,520	4,853,081
	Shares	Value
Common Stocks (continued)
Professional Services (cont’d.)
Huron Consulting Group, Inc.*	21,938	$995,108
Insperity, Inc.	24,331	907,546
		11,467,514
Road & Rail — 0.3%
Marten Transport Ltd.	57,911	1,188,334
Semiconductors & Semiconductor Equipment — 5.6%
Advanced Energy Industries, Inc.*	65,130	3,158,154
Cabot Microelectronics Corp.(a)	26,070	2,975,630
Cohu, Inc.	93,388	1,156,144
Entegris, Inc.(a)	50,164	2,245,842
FormFactor, Inc.*	99,778	2,004,540
Inphi Corp.*	10,930	865,328
Lattice Semiconductor Corp.*	176,870	3,151,823
MACOM Technology Solutions Holdings, Inc.*	98,270	1,860,251
MKS Instruments, Inc.	4,700	382,815
Monolithic Power Systems, Inc.	6,285	1,052,486
Onto Innovation, Inc.*(a)	43,596	1,293,493
Power Integrations, Inc.(a)	14,481	1,279,107
Silicon Laboratories, Inc.*	35,260	3,011,557
		24,437,170
Software — 9.5%
8x8, Inc.*(a)	64,304	891,253
ACI Worldwide, Inc.*	116,060	2,802,849
Avaya Holdings Corp.*	214,180	1,732,716
Blackbaud, Inc.(a)	28,815	1,600,673
Cornerstone OnDemand, Inc.*	59,920	1,902,460
Envestnet, Inc.*	27,430	1,475,185
Everbridge, Inc.*(a)	75,341	8,013,269
Five9, Inc.*	70,543	5,393,718
HubSpot, Inc.*	8,167	1,087,763
Medallia, Inc.*(a)	53,847	1,079,094
Paylocity Holding Corp.*(a)	11,604	1,024,865
Pegasystems, Inc.(a)	22,440	1,598,401
PROS Holdings, Inc.*	26,814	832,038
Q2 Holdings, Inc.*(a)	57,426	3,391,580
Rapid7, Inc.*	42,078	1,823,240
SailPoint Technologies Holding, Inc.*	11,900	181,118
SVMK, Inc.*	118,104	1,595,585
Varonis Systems, Inc.*	74,750	4,759,333
		41,185,140
Specialty Retail — 1.0%
American Eagle Outfitters, Inc.	11,469	91,179
Caleres, Inc.	116,497	605,784
Floor & Decor Holdings, Inc. (Class A Stock)*(a)	42,611	1,367,387
Foot Locker, Inc.	41,742	920,411
Monro, Inc.(a)	32,280	1,414,187
Urban Outfitters, Inc.*(a)	10,658	151,770
		4,550,718
Technology Hardware, Storage & Peripherals — 0.2%
Pure Storage, Inc. (Class A Stock)*	79,850	982,155

A3

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods — 1.7%
Carter’s, Inc.(a)	19,822	$1,302,900
Oxford Industries, Inc.(a)	28,894	1,047,696
PVH Corp.	21,197	797,855
Steven Madden Ltd.	83,985	1,950,972
Under Armour, Inc. (Class C Stock)*	101,271	816,244
Wolverine World Wide, Inc.	87,289	1,326,793
		7,242,460
Thrifts & Mortgage Finance — 1.1%
Essent Group Ltd.	75,320	1,983,928
MGIC Investment Corp.	201,368	1,278,687
Walker & Dunlop, Inc.	32,470	1,307,567
		4,570,182
Trading Companies & Distributors — 1.2%
Applied Industrial Technologies, Inc.	46,563	2,128,860
SiteOne Landscape Supply, Inc.*	40,070	2,949,954
		5,078,814

Total Common Stocks (cost $461,885,015)		409,937,680
Exchange-Traded Fund — 1.5%
iShares Russell 2000 Growth ETF(a)	40,891	6,467,730
(cost $6,377,465)

Total Long-Term Investments (cost $468,262,480)		416,405,410
Short-Term Investments — 25.2%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	8,462,207	8,462,207
	Shares	Value

Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $101,276,062; includes $101,164,149 of cash collateral for securities on loan)(b)(w)	101,458,542	$101,296,209

Total Short-Term Investments (cost $109,738,269)		109,758,416

TOTAL INVESTMENTS—121.1% (cost $578,000,749)		526,163,826

Liabilities in excess of other assets — (21.1)%		(91,830,823)

Net Assets — 100.0%		$434,333,003

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $96,999,416; cash collateral of $101,164,149 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4